Convertible redeemable non-controlling interests and convertible non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Convertible redeemable noncontrolling interests, beginning balance	¥ 3,345,265
Issuance of convertible redeemable non-controlling interests, net of issuance costs	8,225,007		¥ 3,180,218
Accretion of convertible redeemable non controlling interests to redemption value	687,617		165,047
Convertible redeemable noncontrolling interests, ending balance	12,257,889	$ 1,923,530	3,345,265
Convertible noncontrolling interests, beginning balance	99,851
Issuance of convertible non-controlling interests, net of issuance costs	969,506		99,851
Convertible noncontrolling interests, ending balance	¥ 1,069,357	167,806	¥ 99,851
Soda Technology Inc. ("Soda")
Redeemable Noncontrolling Interest [Line Items]
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $		1,264,000		$ 1,264,000
Voyager Group Inc. ("Voyager")
Redeemable Noncontrolling Interest [Line Items]
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $		825,000		$ 825,000
City Puzzle Holding Limited ("City Puzzle")
Redeemable Noncontrolling Interest [Line Items]
Proceeds of redeemable and contingently redeemable shares issued by subsidiaries | $		$ 1,340,000